Related Parties - Additional Information (Detail) (USD $)	12 Months Ended		77 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended		77 Months Ended	86 Months Ended	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2012 Two River Consulting Llc	Sep. 30, 2011 Two River Consulting Llc	Sep. 30, 2012 Two River Consulting Llc	Sep. 30, 2011 Two River Consulting Llc	Dec. 31, 2011 Two River Consulting Llc	Dec. 31, 2010 Two River Consulting Llc	Dec. 31, 2011 Two River Consulting Llc	Sep. 30, 2012 Two River Consulting Llc	Sep. 30, 2010 Riverbank	Jun. 08, 2008 Riverbank	Sep. 30, 2010 Riverbank Series A Preferred Stock
Related Party Transaction [Line Items]
Initial amount of monthly service fee							$ 55,000
Service fee							199,631
Average monthly payment for services rendered							22,181
Total cash services and reimbursed expenses	655,923	765,424	1,803,765		76,240	158,366	247,369	565,575	0	0	206,039	2,051,134
Amount payable to TRC	84,756	69,298	84,756	24,658	24,658		24,658					24,658
Private placement fee													789,880
Warrants issues to placement agents in connection with private placement and for services															664,880
Preferred stock initial exercise price	2.42		2.42												1.10
Warrant issued, expiration period															5 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	(250,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value									480,400
Non Accountable Expense Allowance														$ 100,000